Basic and diluted loss per share	12 Months Ended
Jun. 30, 2026
Net loss per share* (Note 16)
Basic and diluted loss per share

16	Basic and diluted loss per share

As the Company incurred net losses for the years ended June 30, 2026, 2025 and 2024, potential ordinary shares arising from stock options outstanding during those periods, including vested and unvested options, were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. Accordingly, basic and diluted net loss per share was the same. At June 30, 2026, 2025 and 2024, outstanding options, including unvested options, represented rights to purchase 93,200 Class A Ordinary Shares (or 3,107 Class A Ordinary Shares after giving effect to the Second Share Consolidation and Third Share Consolidation), 133,200 Class A Ordinary Shares (or 4,440 Class A Ordinary Shares after giving effect to the Second Share Consolidation and Third Share Consolidation) and nil Class A Ordinary Shares, respectively. The CFO options expired unexercised in May 2026 and were excluded from the outstanding balance at June 30, 2026.

The table below presents the computation of basic and diluted net loss per shares for the years ended June 30, 2026, 2025 and 2024:

	Years Ended June 30,
	2026	2025	2024
	US $	US$	US$
Numerator:
Net loss for the period attributable to shareholders	(3,187,380)	(3,383,806)	(15,602,792)
Denominator:	-
Weighted-average number of ordinary shares, basic	634,081	173,485	143,716
Net loss per share attributable to shareholders, basic	(5.03)	(19.50)	(108.57)